SCHWAB STRATEGIC TRUST

Schwab® International Equity ETFs

Schwab® International Equity ETF

Schwab® International Small-Cap Equity ETF

Schwab® Emerging Markets Equity ETF

(each, a fund and collectively, the funds)

Supplement dated June 5, 2019 to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the

Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.

Effective June 5, 2019, the funds’ dividends from net investment income, if any, will change from being paid annually to semiannually.

The second sentence in the second paragraph under the “Distributions and Taxes” header in the “Investing in the Funds” section is deleted and replaced in its entirety with the following:

Dividends from net investment income, if any, are generally declared and paid semiannually. Net realized capital gains, if any, are generally declared and paid annually, although the funds may do so more frequently as determined by the Board of Trustees.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG107133-00 (06/19)

00231150

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

(each, a fund and collectively, the funds)

Supplement dated June 5, 2019 to the funds’ currently effective Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.

Effective June 5, 2019, the funds’ dividends from net investment income, if any, will change from being paid annually to semiannually.

The second sentence in the second paragraph under the “Distributions and Taxes” header in the “Investing in the Funds” section is deleted and replaced in its entirety with the following:

Dividends from net investment income, if any, are generally declared and paid quarterly by Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF and Schwab Fundamental U.S. Small Company Index ETF, and semiannually by Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG107132-00 (06/19)

00231149